Other Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Text Block [Line Items]
Interest expense on lease liabilities	$ 56	$ 53
Cash outflow for leases	383	384
Variable lease payments not included in the measurement of lease liabilities	236	$ 219
Year 2022 [member]
Text Block [Line Items]
Gross lease liabilities	344
Year 2023 [member]
Text Block [Line Items]
Gross lease liabilities	325
Year 2024 [member]
Text Block [Line Items]
Gross lease liabilities	315
Year 2025 [member]
Text Block [Line Items]
Gross lease liabilities	287
Year 2026 [member]
Text Block [Line Items]
Gross lease liabilities	252
Thereafter [member]
Text Block [Line Items]
Gross lease liabilities	$ 1,600